Commitment and Contingencies (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 4,528
2022	2,498
2023	2,368
2024	2,439
2025	2,513
Thereafter	11,795
Future minimum lease payments	$ 26,141